Reconciliation of Numerator and Denominator of Earnings Per Common Share (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended				9 Months Ended				12 Months Ended
	Sep. 30, 2013		Sep. 30, 2012		Sep. 30, 2013		Sep. 30, 2012		Dec. 31, 2012		Dec. 31, 2011
Earnings Per Share [Abstract]
Net income (loss)	$ 14,803		$ 2,276		$ (44,660)		$ 3,777		$ 77,366		$ 24,214
Weighted average common shares outstanding	81,905,566		72,704,839		77,890,406		72,674,699		72,707,542		72,543,500
Weighted average potential dilutive common shares	956,972	[1],[2]	3,540,566	[1],[2]		[1],[2]	4,043,383	[1],[2]	3,649,966	[1]	710,298	[1]
Weighted average common shares outstanding - assuming dilution	82,864,538		76,245,405		77,890,406		76,718,082		76,367,508		73,253,798
Net income (loss) per common share - basic	$ 0.18		$ 0.03		$ (0.57)		$ 0.05		$ 1.06		$ 0.33
Net income (loss) per common share - diluted	$ 0.18		$ 0.03		$ (0.57)		$ 0.05		$ 1.01		$ 0.33
Pro forma net income per common share-basic									$ 0.98	[3]
Pro forma net income per common share-diluted									$ 0.94	[3]

[1]	Potential common shares consist of common stock issuable under the assumed exercise of stock options and restricted stock awards using the treasury stock method.
[2]	For the nine months ended September 30, 2013, 2,784,779 potential common shares consisting of common stock under the assumed exercise of stock options and restricted stock awards using the treasury stock method were not included in the computation of the diluted net income (loss) per share since their inclusion would have an antidilutive effect.
[3]	Pro forma net income per common share basic and diluted includes 6,250,000 as incremental shares being offered in the initial public offering. These amounts are unaudited.